Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leasing revenues:
Operating leases	$ 356,395	$ 346,216
Finance leases	26,645	25,069
Total leasing revenues	383,040	371,285
Equipment trading revenues	11,915	10,146
Equipment trading expenses	(11,321)	(9,769)
Trading margin	594	377
Net gain (loss) on sale of leasing equipment	10,694	14,622
Operating expenses:
Depreciation and amortization	128,360	136,081
Direct operating expenses	14,819	22,747
Administrative expenses	24,126	21,809
Transaction and other costs	0	5,512
Provision (reversal) for doubtful accounts	305	466
Total operating expenses	167,610	186,615
Operating income (loss)	226,718	199,669
Other (income) expenses:
Interest and debt expense	68,129	61,452
Other (income) expense, net	(77)	(133)
Total other (income) expenses	68,052	61,319
Income (loss) before income taxes	158,666	138,350
Income tax expense (benefit)	13,893	12,807
Net income (loss)	144,773	125,543
Less: dividends on preferred shares	14,744	13,028
Net income (loss) attributable to common shareholder	$ (130,029)	$ (112,515)